SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2020
Operating Segments [Abstract]
Disclosure of operating segments [text block]
Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2020	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$654	$325	$70	$7	$6	$246
Cortez[2]	368	131	56	3	—	178
Turquoise Ridge[2]	218	96	40	4	—	78
Pueblo Viejo[2]	335	124	54	2	(2)	157
Loulo-Gounkoto[2]	340	126	74	4	2	134
Kibali	164	59	42	1	(2)	64
Veladero	62	30	13	—	3	16
Porgera	39	20	6	—	26	(13)
North Mara[2]	139	59	25	—	2	53
Other Mines[2,3]	900	420	218	3	23	236
Reportable segment total	$3,219	$1,390	$598	$24	$58	$1,149
Share of equity investees	(164)	(59)	(42)	(1)	2	(64)
Segment total	$3,055	$1,331	$556	$23	$60	$1,085

Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2019	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$235	$150	$53	$2	($3)	$33
Cortez[2]	368	137	65	2	6	158
Turquoise Ridge[2]	110	48	9	1	(1)	53
Pueblo Viejo[2]	314	141	47	3	1	122
Loulo-Gounkoto[2]	243	110	87	2	3	41
Kibali	125	51	31	—	—	43
Veladero	100	57	31	1	(1)	12
Porgera	83	57	8	1	1	16
North Mara[2]	135	56	25	—	5	49
Other Mines[2,3]	475	322	133	3	16	1
Reportable segment total	$2,188	$1,129	$489	$15	$27	$528
Share of equity investees	(125)	(51)	(31)	—	—	(43)
Segment total	$2,063	$1,078	$458	$15	$27	$485
Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2020	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$1,316	$649	$150	$10	$12	$495
Cortez[2]	698	259	110	5	2	322
Turquoise Ridge[2]	444	192	91	5	2	154
Pueblo Viejo[2]	709	256	107	5	—	341
Loulo-Gounkoto[2]	583	220	133	6	5	219
Kibali	304	111	83	2	(4)	112
Veladero	152	75	35	—	2	40
Porgera	140	80	16	1	27	16
North Mara[2]	271	113	50	—	(3)	111
Other Mines[2,3]	1,463	740	378	7	37	301
Reportable segment total	$6,080	$2,695	$1,153	$41	$80	$2,111
Share of equity investees	(304)	(111)	(83)	(2)	4	(112)
Segment total	$5,776	$2,584	$1,070	$39	$84	$1,999

Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2019	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$546	$310	$119	$4	($3)	$116
Cortez[2]	707	250	129	4	11	313
Turquoise Ridge[2]	210	87	15	1	—	107
Pueblo Viejo[2]	640	258	93	6	2	281
Loulo-Gounkoto[2]	453	220	146	4	6	77
Kibali	242	103	87	—	(1)	53
Veladero	191	108	61	1	(1)	22
Porgera	169	114	19	1	1	34
North Mara[2]	223	108	45	—	7	63
Other Mines[2,3]	1,017	679	256	7	35	40
Reportable segment total	$4,398	$2,237	$970	$28	$57	$1,106
Share of equity investees	(242)	(103)	(87)	—	1	(53)
Segment total	$4,156	$2,134	$883	$28	$58	$1,053
[1]Includes accretion expense, which is included within finance costs in the consolidated statement of income. For the three months ended June 30, 2020, accretion expense was $6 million (2019: $13 million) and for the six months ended June 30, 2020, accretion expense was $18 million (2019: $26 million).
[2]Includes non-controlling interest portion of revenues, cost of sales and segment income for the three months ended June 30, 2020 for Nevada Gold Mines $577 million, $342 million, $224 million (2019: $nil, $nil, $nil), Pueblo Viejo $134 million, $70 million, $65 million (2019: $122 million, $74 million, $47 million), Loulo-Gounkoto $68 million, $40 million, $27 million (2019: $49 million, $39 million, $9 million), North Mara, Bulyanhulu and Buzwagi $52 million, $32 million, $18 million (2019: $68 million, $48 million, $15 million), and Tongon $13 million, $11 million, $4 million (2019: $9 million, $10 million, $(1) million) and for the six months ended June 30, 2020 for Nevada Gold Mines $1,113 million, $672 million, $424 million (2019: $nil, $nil, $nil), Pueblo Viejo $292 million, $144 million, $147 million (2019: $250 million, $139 million, $108 million), Loulo-Gounkoto $117 million, $71 million, $44 million (2019: $91 million, $73 million, $16 million), North Mara, Bulyanhulu and Buzwagi $83 million, $54 million, $26 million (2019: $118 million, $90 million, $19 million) and Tongon $24 million, $20 million, $5 million (2019: $18 million, $21 million, $(3) million).
[3]Includes provisional pricing adjustments for the three months ended June 30, 2020 of $31 million gains (2019: $8 million losses) and for the six months ended June 30, 2020 of $7 million gains (2019: $14 million gains).
Reconciliation of Segment Income to Income Before Income Taxes

	For the three months ended June 30		For the six months ended June 30
	2020	2019	2020	2019
Segment income	$1,085	$485	$1,999	$1,053
Other cost of sales/amortization	(13)	(9)	(22)	(18)
Exploration, evaluation and project expenses not attributable to segments	(55)	(83)	(110)	(144)
General and administrative expenses	(71)	(59)	(111)	(113)
Other income (expense) not attributable to segments	(31)	7	23	(2)
Impairment reversals (charges)	(23)	(12)	313	(15)
Gain (loss) on currency translation	(2)	6	(18)	(16)
Closed mine rehabilitation	(7)	(16)	(97)	(41)
Income from equity investees	61	50	115	78
Finance costs, net (includes non-segment accretion)	(76)	(105)	(168)	(212)
Gain on non-hedge derivatives	12	—	5	1
Income before income taxes[1]	$880	$264	$1,929	$571
[1]Includes non-controlling interest portion of revenues, cost of sales and non-segment income for the three months ended June 30, 2020 for Acacia, $nil, $nil, $nil (2019: $nil, $nil,$(3) million) and Nevada Gold Mines, $nil, $2 million, $(9) million (2019: $nil, $nil, $nil) and for the six months ended June 30, 2020 for Acacia, $nil, $nil, $nil (2019: $nil, $nil, $(6) million) and Nevada Gold Mines, $nil, $2 million, $(9) million (2019: $nil $nil, $nil).

Capital Expenditures Information

	Segment capital expenditures[1]
	For the three months ended June 30		For the six months ended June 30
	2020	2019	2020	2019
Carlin	$103	$64	$196	$119
Cortez	91	88	178	165
Turquoise Ridge	23	21	53	47
Pueblo Viejo	32	26	60	58
Loulo-Gounkoto	70	39	109	89
Kibali	16	10	31	20
Veladero	16	19	42	48
Porgera	3	20	11	29
North Mara	21	15	36	28
Other Mines	94	82	155	197
Reportable segment total	$469	$384	$871	$800
Other items not allocated to segments	57	19	91	51
Total	$526	$403	$962	$851
Share of equity investees	(16)	(10)	(31)	(20)
Total	$510	$393	$931	$831
1Segment capital expenditures are presented for internal management reporting purposes on an accrual basis. Capital expenditures in the Consolidated Statements of Cash Flow are presented on a cash basis. For the three months ended June 30, 2020, cash expenditures were $509 million (2019: $379 million) and the increase in accrued expenditures was $1 million (2019: $14 million increase). For the six months ended June 30, 2020, cash expenditures were $960 million (2019: $753 million) and the decrease in accrued expenditures was $29 million (2019: $78 million increase).